Income Tax (Details Narrative) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Income tax disclosure [line items]
Potential tax benefit	$ 23,104,882		$ 22,596,182		$ 22,194,323
Applicable tax rate	27.50%		27.50%		28.50%	28.50%
Unrecognized temporary differences associated with the Group's investments in subsidiaries
U.S
Income tax disclosure [line items]
Applicable tax rate		21.00%		35.00%
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [Member]
Income tax disclosure [line items]
Potential tax benefit	$ 5,541,152		$ 5,155,038
Subsidiaries Australia [Member]
Income tax disclosure [line items]
Potential tax benefit	$ 17,563,730		$ 17,441,144